Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,636	$ 12,257	$ 10,143	$ 12,820	$ 9,593	$ 9,809	$ 10,116	$ 9,463	$ 7,902	$ 9,131	$ 9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Account Value	$ 13,625	12,247	10,135	12,902	9,729	10,023	10,418	9,816	8,260	9,614	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,630	12,252	10,139	12,906	9,731	10,025	10,419	9,816	8,263	9,617	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R (with sales charge)
Account Value	$ 14,109	12,711	10,545	13,361	10,026	10,277	10,624	9,961	8,343	9,663	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5 (with sales charge)
Account Value	$ 14,945	13,385	11,039	13,906	10,372	10,576	10,873	10,133	8,435	9,716	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 (with sales charge)
Account Value	$ 15,092	13,505	11,133	14,010	10,438	10,632	10,917	10,168	8,453	9,725	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y (with sales charge)
Account Value	$ 14,835	13,296	10,977	13,840	10,332	10,538	10,843	10,116	8,425	9,709	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 14,579	13,061	11,588	14,380	10,596	11,130	10,988	10,243	8,504	9,474	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 15,285	13,704	11,538	14,032	10,602	11,175	11,056	10,348	8,604	9,578	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 14,579	13,061	11,588	14,380	10,596	11,130	10,988	10,243	8,504	9,474	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 15,285	13,704	11,538	14,032	10,602	11,175	11,056	10,348	8,604	9,578	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 14,579	13,061	11,588	14,380	10,596	11,130	10,988	10,243	8,504	9,474	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 15,285	13,704	11,538	14,032	10,602	11,175	11,056	10,348	8,604	9,578	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 14,579	13,061	11,588	14,380	10,596	11,130	10,988	10,243	8,504	9,474	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 15,285	13,704	11,538	14,032	10,602	11,175	11,056	10,348	8,604	9,578	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 14,579	13,061	11,588	14,380	10,596	11,130	10,988	10,243	8,504	9,474	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 15,285	13,704	11,538	14,032	10,602	11,175	11,056	10,348	8,604	9,578	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 14,579	13,061	11,588	14,380	10,596	11,130	10,988	10,243	8,504	9,474	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 15,285	13,704	11,538	14,032	10,602	11,175	11,056	10,348	8,604	9,578	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 14,579	13,061	11,588	14,380	10,596	11,130	10,988	10,243	8,504	9,474	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 15,285	$ 13,704	$ 11,538	$ 14,032	$ 10,602	$ 11,175	$ 11,056	$ 10,348	$ 8,604	$ 9,578	$ 10,000